CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net income	$ 39,839	$ 20,475	$ 22,766
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Proceeds from sales of loans held for sale	463,699	434,682	324,828
Disbursements for loans held for sale	(457,077)	(426,410)	(322,342)
Provision for loan losses	1,503	1,199	(1,309)
Deferred income tax expense	9,294	16,009	9,718
Deferred loan fees and costs	(4,044)	(5,159)	(1,911)
Net depreciation, amortization of intangible assets and premiums and accretion of discounts on securities, loans and interest bearing deposits - time	6,033	6,957	5,216
Net gains on mortgage loans	(10,597)	(11,762)	(10,566)
Net gains on securities	(138)	(260)	(563)
Net (gains) losses on other real estate and repossessed assets	(672)	(606)	250
Share based compensation	1,731	1,748	1,620
Litigation settlement expense	0	0	2,300
Loss on sale of payment plan business	0	0	320
Increase in accrued income and other assets	(4,890)	(3,708)	(7,182)
Increase in accrued expenses and other liabilities	240	5,442	559
Total Adjustments	5,082	18,132	938
Net Cash From Operating Activities	44,921	38,607	23,704
CASH FLOW USED IN INVESTING ACTIVITIES
Proceeds from the sale of securities available for sale	48,736	17,308	64,103
Proceeds from maturities, prepayments and calls of securities available for sale	160,627	173,723	203,029
Purchases of securities available for sale	(114,362)	(100,584)	(297,925)
Proceeds from the sale of interest bearing deposits - time	2,474	0	0
Proceeds from the maturity of interest bearing deposits - time	3,728	2,850	6,253
Redemption of Federal Home Loan Bank and Federal Reserve Bank stock	0	0	371
Purchase of Federal Reserve Bank stock	(2,038)	0	(443)
Net increase in portfolio loans (loans originated, net of principal payments)	(344,330)	(406,859)	(107,472)
Proceeds from the sale of portfolio loans	38,527	0	0
Purchase of portfolio loans	0	0	(15,000)
Cash received in the acquisition of TCSB Bancorp Inc.	23,516	0	0
Cash received from the sale of Mepco Finance Corporation assets, net	0	33,446	0
Proceeds from the collection of vehicle service contract counterparty receivables	511	528	4,786
Proceeds from the sale of other real estate and repossessed assets	2,526	5,703	4,251
Proceeds from bank-owned life insurance	474	523	2,235
Proceeds from the sale of property and equipment	106	26	416
Capital expenditures	(3,862)	(4,242)	(3,459)
Net Cash Used in Investing Activities	(183,367)	(277,578)	(138,855)
CASH FLOW FROM FINANCING ACTIVITIES
Net increase in total deposits	225,185	174,815	139,756
Net increase (decrease) in other borrowings	(6,600)	6,754	0
Proceeds from Federal Home Loan Bank advances	1,272,000	622,000	0
Payments of Federal Home Loan Bank advances	(1,308,697)	(583,587)	(2,521)
Dividends paid	(14,055)	(8,960)	(7,274)
Proceeds from issuance of common stock	267	72	82
Repurchase of common stock	(12,681)	0	(16,854)
Share based compensation withholding obligation	(1,467)	(579)	(627)
Net Cash From Financing Activities	153,952	210,515	112,562
Net Increase (Decrease) in Cash and Cash Equivalents	15,506	(28,456)	(2,589)
Cash and Cash Equivalents at Beginning of Year	54,738	83,194	85,783
Cash and Cash Equivalents at End of Year	70,244	54,738	83,194
Cash paid during the year for
Interest	16,737	9,163	6,416
Income taxes	120	1,970	563
Transfers to other real estate and repossessed assets	1,510	1,735	2,355
Transfer of mortgage loans to held for sale	41,471	0	0
Common stock and stock options issued in TCSB Bancorp, Inc. acquisition	64,536	0	0
Purchase of securities available for sale and interest bearing deposits - time not yet settled	0	1,000	1,582
Transfers to payment plan receivables and other assets held for sale	0	0	33,360
Transfers to other liabilities held for sale	$ 0	$ 0	$ 718